Going Concern	6 Months Ended
Jun. 30, 2019
Going Concern
Going Concern

1	Going Concern

The Company has incurred significant expenses in its efforts to develop and co-promote products. Consequently, the Company has incurred operating losses and negative cash flow from operations historically and in each of the last several years except for the year ended December 31, 2018 when the Company earned revenue from the sale of a license for the adult indication of Macrilen™ (macimorelin) in the United States and Canada (note 5). As at June 30, 2019, the Company had an accumulated deficit of $316 million. The Company also had a net loss of $4,705 for the six months ended June 30, 2019, and negative cash flow from operations of $5,176.

The Company’s principal focus is on the licensing and development of Macrilen™ (macimorelin) and it currently does not have any other approved products. Under the terms of License and Assignment Agreement, Novo is funding 70% of the pediatric clinical trial submitted to the EMA and FDA, the Company’s sole development activity.

On March 12, 2019, the Company announced that its board of directors formed a special committee of independent directors (the “Special Committee”) to review strategic options available to the Company. The Special Committee has approved the engagement by the Company of a financial advisor that is working with management to assist the Special Committee and the board of directors in considering a wide range of transactions (including opportunities for the license of Macrilen™ (macimorelin) outside of the United States and Canada, or other monetization transactions relating to Macrilen™ (macimorelin).

Management has evaluated whether material uncertainties exist relating to events or conditions and has considered the following in making that critical judgment.

The ability of the Company to realize its assets and meet its obligations as they come due is dependent on earning sufficient revenues under the License and Assignment Agreement, developing opportunities for Macrilen™ (macimorelin) in the rest of the world, realizing other monetizing transactions, and raising additional sources of funding, the outcome of which cannot be predicted at this time. The revenue provided under the License and Assignment Agreement was $21 for the six months ended June 30, 2019 and as at June 30, 2019, the Company had cash of $9,683.

Furthermore, nearly all of the Company’s cash is held in AEZS Germany, our wholly owned German subsidiary. AEZS Germany is also the counter-party for any and all cash received from revenue earned under the License and Assignment Agreement. At the present time, the Company’s North American operations are financed through the repayment of intercompany liabilities by AEZS Germany to the Canadian parent company and its U.S. subsidiary. However, if and when current and medium term liabilities of AEZS Germany exceed the values ascribed to AEZS Germany’s assets, it may no longer be possible under applicable German solvency laws for such cash transfers to take place. Although the Company currently expects AEZS Germany to continue to transfer cash to the Company’s North American operations to finance operations in the Canadian parent company and its U.S. subsidiary, in an amount sufficient for the Company (absent other funding sources) to finance most of its North American obligations, through at least the remainder of 2019, there is significant risk that AEZS Germany’s ability to make these transfers will become restricted. The Company expects to have secured additional financing prior to the end of 2019 from third party sources; however, there is no certainty that the Company will be successful in raising additional sources of cash.

The Company has some discretion to manage research and development costs, administrative expenses and capital expenditures in order to maintain its cash liquidity, however the Company will need to obtain equity or debt financing in 2019 in order to fund its ongoing operations. The outcome of these efforts is uncertain.

Management has assessed the Company’s ability to continue as a going concern and concluded that additional capital will be required. There can be no assurance that the Company will be able to obtain equity or debt financing, or on terms acceptable to it. Factors within and outside the Company’s control could have a significant bearing on its ability to obtain additional financing. As a result, management has determined that there are material uncertainties that may cast significant doubt upon the Company’s ability to continue as a going concern.

These financial statements have been prepared on a going concern basis, which asserts the Company has the ability in the near term to continue to realize its assets and discharge its liabilities and commitments in a planned manner giving consideration to the above and expected possible outcomes. Conversely, if the going concern assumption is not appropriate, adjustments to the carrying amounts of the Company’s assets, liabilities, revenues, expenses and balance sheet classifications may be necessary, and these adjustments could be material.